Deferred taxes and contributions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total deferred tax assets	R$ 1,119,259	R$ 1,012,595	R$ 931,736	R$ 905,258
Total deferred tax liabilities	(1,308,537)	(1,296,334)	(1,252,452)	(1,339,254)
Deferred tax assets (liabilities), net	(189,278)	(283,739)	(320,716)	(433,996)
Tax Provisions [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	560,404	503,374	436,445	366,673
Pension Obligations G 1 [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	141,606	150,577	154,498	157,998
Donations [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	46,088	47,589	50,142	51,818
Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	199,363	183,963	155,719	145,622
Deferred Taxes Other [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	171,798	127,092	134,932	183,147
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(353,817)	(368,235)	(388,675)	(408,732)
Capitalization Borrowing Costs [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(457,669)	(404,931)	(390,211)	(409,236)
Profit On Supply Government Entities [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(346,650)	(353,262)	(356,513)	(372,289)
Actuarial Gain Loss G 1 [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(93,561)	(109,271)	(48,979)	(54,222)
Construction Margin [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(43,323)	(46,079)	(48,843)	(83,399)
Borrowing Costs [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	R$ (13,517)	R$ (14,556)	R$ (19,231)	R$ (11,376)